Share Based Payment Arrangements - Summary of Information about Stock Options Outstanding and Exercisable (Details) - Stock Options - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	790	1,302	2,061
Weighted average remaining contractual life (in years)	1 year 10 months 24 days
Number of options, Options exercisable	790	1,273
Exercise Price 26.82
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	13
Weighted average remaining contractual life (in years)	1 month 6 days
Exercise Price 23.70
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	233
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
Exercise Price 30.71
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	496
Weighted average remaining contractual life (in years)	2 years 2 months 12 days
Exercise Price 40.41
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	48
Weighted average remaining contractual life (in years)	3 years 7 months 6 days